Condensed Consolidating Financial Statements (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Total current assets	$ 4,241	$ 4,253
Satellites, net	2,215	2,235
Property and equipment, net	5,223	4,444
Goodwill	4,097	4,148	4,164
Intangible assets, net	909	1,074
Other assets	1,738	1,755
Total assets	18,423	17,909	18,260
LIABILITIES AND STOCKHOLDERS' DEFICIT
Total current liabilities	4,743	4,450
Long-term debt	13,464	10,472
Deferred income taxes	1,771	1,670
Other liabilities and deferred credits	1,287	1,287
Redeemable noncontrolling interest	265	224
Stockholders' deficit
Capital stock and additional paid-in capital	4,799	5,563
Retained earnings (accumulated deficit)	(7,750)	(5,730)
Accumulated other comprehensive loss	(156)	(27)
Total stockholders' deficit	(3,107)	(194)	2,911	4,631
Total liabilities and stockholders' deficit	18,423	17,909
Parent Guarantor
ASSETS
Total current assets	412	606
Intercompany receivables	3,746	3,413
Investment in subsidiaries	(5,510)	(2,764)
Other assets	74	54
Total assets	(1,278)	1,309
LIABILITIES AND STOCKHOLDERS' DEFICIT
Total current liabilities	383	206
Intercompany liabilities	895	814
Other liabilities and deferred credits	551	483
Stockholders' deficit
Capital stock and additional paid-in capital	4,799	5,563
Retained earnings (accumulated deficit)	(7,750)	(5,730)
Accumulated other comprehensive loss	(156)	(27)
Total stockholders' deficit	(3,107)	(194)
Total liabilities and stockholders' deficit	(1,278)	1,309
Co-Issuers
ASSETS
Total current assets	533	750
Goodwill	1,828	1,828
Intercompany receivables	4,011	3,026
Investment in subsidiaries	12,057	10,061
Other assets	64	49
Total assets	18,493	15,714
LIABILITIES AND STOCKHOLDERS' DEFICIT
Total current liabilities	204	142
Long-term debt	13,464	10,472
Intercompany liabilities	11,582	8,593
Other liabilities and deferred credits	82	71
Stockholders' deficit
Capital stock and additional paid-in capital	11	7
Retained earnings (accumulated deficit)	(6,850)	(3,571)
Total stockholders' deficit	(6,839)	(3,564)
Total liabilities and stockholders' deficit	18,493	15,714
Guarantor Subsidiaries
ASSETS
Total current assets	2,514	2,161
Satellites, net	1,724	1,794
Property and equipment, net	3,084	2,832
Goodwill	1,349	1,348
Intangible assets, net	461	495
Intercompany receivables	11,582	8,593
Other assets	256	220
Total assets	20,970	17,443
LIABILITIES AND STOCKHOLDERS' DEFICIT
Total current liabilities	3,422	3,231
Deferred income taxes	1,321	906
Intercompany liabilities	4,011	3,026
Other liabilities and deferred credits	159	219
Stockholders' deficit
Capital stock and additional paid-in capital	4,684	4,579
Retained earnings (accumulated deficit)	7,373	5,482
Total stockholders' deficit	12,057	10,061
Total liabilities and stockholders' deficit	20,970	17,443
Non-Guarantor Subsidiaries
ASSETS
Total current assets	1,397	1,139
Satellites, net	491	441
Property and equipment, net	2,139	1,612
Goodwill	920	972
Intangible assets, net	448	579
Intercompany receivables	3,442	3,426
Investment in subsidiaries	(7,607)	(4,498)
Other assets	1,425	1,481
Total assets	2,655	5,152
LIABILITIES AND STOCKHOLDERS' DEFICIT
Total current liabilities	1,349	1,274
Deferred income taxes	531	813
Intercompany liabilities	6,293	6,025
Other liabilities and deferred credits	495	514
Redeemable noncontrolling interest	265	224
Stockholders' deficit
Capital stock and additional paid-in capital	(561)	4,684
Retained earnings (accumulated deficit)	(5,703)	(8,478)
Accumulated other comprehensive loss	(14)	96
Total stockholders' deficit	(6,278)	(3,698)
Total liabilities and stockholders' deficit	2,655	5,152
Eliminations
ASSETS
Total current assets	(615)	(403)
Intercompany receivables	(22,781)	(18,458)
Investment in subsidiaries	1,060	(2,799)
Other assets	(81)	(49)
Total assets	(22,417)	(21,709)
LIABILITIES AND STOCKHOLDERS' DEFICIT
Total current liabilities	(615)	(403)
Deferred income taxes	(81)	(49)
Intercompany liabilities	(22,781)	(18,458)
Stockholders' deficit
Capital stock and additional paid-in capital	(4,134)	(9,270)
Retained earnings (accumulated deficit)	5,180	6,567
Accumulated other comprehensive loss	14	(96)
Total stockholders' deficit	1,060	(2,799)
Total liabilities and stockholders' deficit	$ (22,417)	$ (21,709)